UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-09917
                                                    -----------


                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  12/31/06
                         ---------------

Date of reporting period: 03/31/06
                         ---------------

 SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND
 INVESTMENTS IN SECURITIES
 at March 31, 2006 (Unaudited)
 -------------------------------------------------------------------------------
                                                     Principal Amount     Value
                                                       (M=$1,000)       (Note 1)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS 32.3%
 FEDERAL HOME LOAN MORTGAGE CORPORATION 24.2%
 Collateralized Mortgage Obligations:
 FHR R005 AB
         5.5% ,   12/15/18                                 992 M   $    984,123
 FHR 3113 LM
           5% ,   03/15/19                                 500 M        487,075
 FHR 2837 ED
           5% ,   08/15/19                                 517 M        502,528
 FHR 2513 PD
           6% ,   02/15/32                               1,386 M      1,393,833
 FHR 2432 PH
           6% ,   03/15/32                                 500 M        500,310
 FHR 2489 PE
           6% ,   08/15/32                               1,500 M      1,501,725
                                                                   -------------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         5,369,594
                                                                   -------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION 4.3%
 Collateralized Mortgage Obligations:
 FNR 2003-36 OQ
           5% ,   12/25/31                               1,000 M        946,220
                                                                   -------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.8%
 Collateralized Mortgage Obligations:
 GNR 2003-92 KZ
        5.75% ,   10/16/33                                 862 M        847,547
                                                                   -------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $7,223,588)                                                    7,163,361
                                                                   -------------



--------------------------------------------------------------------------------
                                                       Shares          Value
                                                                      (Note 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 64.7%
 CONSUMER DISCRETIONARY 5.3%
 Carnival Corp.                                          1,800           85,266
*Comcast Corp. - Class A (Non Voting)                    6,300          164,556
 Gap, Inc.                                               4,000           74,720
 Grupo Televisa, S.A.                                    4,000           79,600
 Hilton Hotels Corp.                                     3,500           89,110
 McDonald's Corp.                                        3,000          103,080
 McGraw-Hill Cos., Inc.                                  2,200          126,764
 Staples, Inc.                                           6,000          153,120
 Time Warner, Inc.                                      13,000          218,270
 TJX Cos., Inc.                                          2,900           71,978
                                                                   -------------
                                                                      1,166,464
                                                                   -------------
 CONSUMER STAPLES 6.6%
 Altria Group, Inc.                                      2,900          205,494
 Coca-Cola Co.                                           1,300           54,431
 CVS Corp.                                               2,700           80,649
 Diageo plc (ADR)                                        2,000          126,860
 Kellogg Co.                                             1,800           79,272
 Kimberly-Clark Corp.                                    2,500          144,500
 PepsiCo, Inc.                                           3,500          202,265
 Procter & Gamble Co.                                    4,937          284,470
 Wal-Mart Stores, Inc.                                   2,500          118,100
 Wrigley (Wm.) Jr. Co.                                   2,500          160,000
                                                                   -------------
                                                                      1,456,041
                                                                   -------------
 ENERGY 7.8%
 Chevron Corp.                                           3,900          226,083
 EOG Resources, Inc.                                     2,100          151,200
 Exxon Mobil Corp.                                       4,500          273,870
 GlobalSantaFe Corp.                                     2,000          121,500
 Murphy Oil Corp.                                        1,000           49,820
 Noble Energy, Inc.                                      3,000          131,760
*Pride Int'l., Inc.                                      3,200           99,776
 Schlumberger Ltd.                                       4,000          506,280
*Weatherford Int'l., Ltd.                                3,600          164,700
                                                                   -------------
                                                                      1,724,989
                                                                   -------------
 FINANCIALS 10.7%
 American Express Co.                                    2,700          141,885
 American Int'l. Group                                   2,700          178,443
 Ameriprise Financial, Inc.                                540           24,332
 Bank of America Corp.                                   6,753          307,532
 Bank of New York, Inc.                                  3,800          136,952
 Citigroup, Inc.                                         8,000          377,920
 Goldman Sachs Group, Inc.                                 800          125,568
 J.P. Morgan Chase & Co.                                 3,700          154,068
 Mellon Financial Corp.                                  3,500          124,600
 Merrill Lynch & Co., Inc.                               1,700          133,892
 Morgan Stanley                                          1,700          106,794
 PNC Financial Services Group, Inc.                        800           53,848
 St. Paul Travelers Cos., Inc.                           4,000          167,160
 U.S. Bancorp                                            3,400          103,700
 Wachovia Corp.                                          1,900          106,495
 Wells Fargo & Co.                                       2,100          134,127
                                                                   -------------
                                                                      2,377,316
                                                                   -------------
 HEALTH CARE 10.7%
*Amgen, Inc.                                             2,000          145,500
 Baxter Int'l., Inc.                                     3,100          120,311
 Bristol-Myers Squibb Co.                                4,000           98,440
 Cigna Corp.                                               500           65,310
 GlaxoSmithKline plc (ADR)                               3,000          156,930
 Guidant Corp.                                             500           39,030
 HCA, Inc.                                               2,800          128,212
 Johnson & Johnson                                       5,500          325,710
*Laboratory Corp. of America Holdings                    2,100          122,808
 Lilly, Eli & Co.                                        1,500           82,950
*Medco Health Solutions, Inc.                            1,449           82,912
 Medtronic, Inc.                                         5,000          253,750
 Novartis (ADR)                                          2,600          144,144
 Pfizer, Inc.                                            6,400          159,488
 Sanofi-Aventis (ADR)                                    2,300          109,135
 Teva Pharmaceutical Industries Ltd. (ADR)               5,100          210,018
*Zimmer Holdings, Inc.                                   2,000          135,200
                                                                   -------------
                                                                      2,379,848
                                                                   -------------
 INDUSTRIALS 10.8%
 Boeing Co.                                              2,400          187,032
 Canadian Nat'l. Railway Co.                             1,200           54,336
 Deere & Co.                                             1,500          118,575
 General Dynamics Corp.                                  1,800          115,164
 General Electric Co.                                   13,000          452,140
 Honeywell Int'l., Inc.                                  5,200          222,404
 Northrop Grumman Corp.                                  1,700          116,093
 Rockwell Automation, Inc.                               2,500          179,775
 Tyco Int'l. Ltd                                         9,000          241,920
 Union Pacific Corp.                                     2,000          186,700
 United Technologies Corp.                               6,000          347,820
 Waste Management, Inc.                                  5,000          176,500
                                                                   -------------
                                                                      2,398,459
                                                                   -------------
 INFORMATION TECHNOLOGY 7.9%
 Accenture Ltd.                                          2,100           63,147
 Applied Materials, Inc.                                 5,900          103,309
*Broadcom Corp. - Class A                                1,700           73,372
 CA, Inc.                                                1,500           40,815
*EMC Corp.                                               8,700          118,581
 First Data Corp.                                        1,600           74,912
*Freescale Semiconductor, Inc. - Class B                 3,852          106,970
 Int'l. Business Machines                                2,500          206,175
 Linear Technology                                       2,000           70,160
 Microsoft Corp.                                        11,000          299,310
 Motorola, Inc.                                          7,000          160,370
 Nokia Corp. (ADR)                                       5,100          105,672
*Oracle Corp.                                            7,400          101,306
 Qualcomm, Inc.                                          1,100           55,671
 Seagate Technology (R)                                  2,400           63,192
 Texas Instruments                                       4,000          129,880
                                                                   -------------
                                                                      1,772,842
                                                                   -------------
 MATERIALS 3.6%
 DuPont, E.I. de Nemours & Co.                           5,000          211,050
 Freeport-McMoran Copper & Gold - Class B                4,000          239,080
 Int'l. Paper Co.                                        3,500          120,995
 Newmont Mining Corp.                                      700           36,323
 Praxair, Inc.                                           3,500          193,025
                                                                   -------------
                                                                        800,473
                                                                   -------------
 TELECOMMUNICATION SERVICES 0.8%
 Sprint Nextel Corp.                                     2,800           72,352
 Vodafone Group plc (ADR)                                4,800          100,320
                                                                   -------------
                                                                        172,672
                                                                   -------------
 UTILITIES 0.5%
 Entergy Corp.                                           1,500          103,410
                                                                   -------------
 TOTAL COMMON STOCKS
  (Cost $11,298,331)                                                 14,352,514
                                                                   -------------

 TOTAL INVESTMENTS
  (Cost $18,521,919)**                                               21,515,875

 EXCESS OF OTHER ASSETS
  OVER LIABILITIES 3.0%                                                 665,867
                                                                   -------------

 NET ASSETS                                                        $ 22,181,742
                                                                   =============


 -------------------------------------------------------------------------------

 *Non-income producing.

 **Cost for federal income tax purposes is substantially similar. At
   March 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $2,993,956 of which $3,216,677 related to appreciated securities and $222,721 related to depreciated securities.

 (ADR) - American Depository Receipt

 (R) - Return of Capital

   See Notes to Financial Statements.



================================================================================

 SENTINEL VARIABLE PRODUCTS TRUST BOND FUND
 INVESTMENT IN SECURITIES
 at March 31, 2006 (Unaudited)
 -------------------------------------------------------------------------------
                                                   Principal Amount      Value
                                                      (M=$1,000)       (Note 1)
 -------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS 79.5%
 U.S. TREASURY OBLIGATIONS 12.2%
  5-Year:
  U.S. Treasury Note
         4.375% ,    01/31/08                              750 M   $    744,375
  U.S. Treasury Note
         3.375% ,    10/15/09                            1,750 M      1,669,063
  U.S. Treasury Note
         3.625% ,    01/15/10                              500 M        479,375
                                                                   -------------
 TOTAL U.S. TREASURY OBLIGATIONS                                      2,892,813
                                                                   -------------

 U.S GOVERNMENT AGENCY OBLIGATIONS 67.3%
 FEDERAL HOME LOAN MORTGAGE CORPORATION 41.4%
 Collateralized Mortgage Obligations:
  FHR R005 AB
           5.5% ,    12/15/18                              992 M        984,123
  FHR 2837 ED
             5% ,    08/15/19                            1,745 M      1,696,200
  FHR 2541 VL
           5.5% ,    11/15/20                            1,700 M      1,663,552
  FHR 2534 BF
           5.5% ,    02/15/31                              503 M        497,447
  FHR 2513 PD
             6% ,    02/15/32                            1,386 M      1,393,833
  FHR 2489 PE
             6% ,    08/15/32                            2,500 M      2,502,875
  FHR 2551 QK
           5.5% ,    01/15/33                            1,150 M      1,125,355
                                                                   -------------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                         9,863,385
                                                                   -------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION 15.7%
 Collateralized Mortgage Obligaions:
  FNR 2002-83 DC
           5.5%      12/25/17                            1,250 M      1,241,188
  FNR 2003-36 OQ
             5%      12/25/31                            1,000 M        946,220
                                                                   -------------
                                                                      2,187,408
                                                                   -------------
 Mortgage-Backed Securities:
 30-Year:
  FNMA 429354
           5.5%      02/01/29                              719 M        705,511
  FNMA 323867
           5.5%      07/01/29                              852 M        834,998
                                                                   -------------
                                                                      1,540,509
                                                                   -------------

 TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          3,727,917
                                                                   -------------

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 10.2%
 Collateralized Mortgage Obligations:
  GNR 2002-88 LE
           5.5%      02/20/32                            1,000 M      1,003,570
  GNR 2003-92 KZ
          5.75%      10/16/33                            1,436 M      1,412,579
                                                                   -------------
 TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                       2,416,149
                                                                   -------------

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                            16,007,451
                                                                   -------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $19,083,739)                                                  18,900,264
                                                                   -------------

 BONDS 18.1%
 BASIC MATERIALS 2.0%
  Alcan, Inc.
             5% ,    06/01/15                              500 M        472,500
                                                                   -------------
 CONSUMER CYCLICAL 2.9%
  McDonald's Corp.
         4.125% ,    06/01/13                              750 M        689,062
                                                                   -------------
 CONSUMER STAPLES 4.9%
  Anheuser Busch Cos., Inc.
         4.375% ,    01/15/13                              740 M        695,600
  Ingersoll-Rand Co.
          4.75% ,    05/15/15                              500 M        470,000
                                                                   -------------
                                                                      1,165,600
                                                                   -------------
 FINANCIAL INSTITUTIONS 3.1%
  Bank of New York
          4.95% ,    01/14/11                              500 M        490,625
  Fleet National Bank
          5.75% ,    01/15/09                              250 M        252,812
                                                                   -------------
                                                                        743,437
                                                                   -------------
 MEDIA 2.2%
  Time Warner Cos., Inc.
         6.875% ,    06/15/18                              500 M        519,375
                                                                   -------------

 REAL ESTATE 3.0%
  Duke Realty LP
           5.4% ,    08/15/14                              250 M        243,750
  ERP Operating LP
          5.25% ,    09/15/14                              500 M        485,625
                                                                   -------------
                                                                        729,375
                                                                   -------------
 TOTAL BONDS
  (Cost $4,497,318)                                                   4,319,349
                                                                   -------------

 TOTAL INVESTMENTS
 (Cost $23,581,057)*                                                 23,219,613

 EXCESS OF OTHER ASSETS
   OVER LIABILITIES 2.4%                                                578,767
                                                                   -------------
 NET ASSETS                                                        $ 23,798,380
                                                                   =============

 -------------------------------------------------------------------------------

 * Cost for federal income tax purposes is substantially similar. At March 31, 2006 unrealized depreciation for federal income tax purposes aggregated $361,444 of which $2,947 related to appreciated securities and $364,391 related to depreciated securities.

   See Notes to Financial Statements.



================================================================================

 SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND
 INVESTMENT IN SECURITIES
 at March 31, 2006 (Unaudited)
 -------------------------------------------------------------------------------
                                                       Shares          Value
                                                                      (Note 1)
 -------------------------------------------------------------------------------
 COMMON STOCKS 96.0%
 CONSUMER DISCRETIONARY 7.9%
  Carnival Corp.                                         9,000     $    426,330
* Comcast Corp. - Class A (Non Voting)                  32,000          835,840
  Gap, Inc.                                             19,300          360,524
  Grupo Televisa, S.A.                                  20,400          405,960
  Hilton Hotels Corp.                                   25,000          636,500
  McDonald's Corp.                                      15,300          525,708
  McGraw-Hill Cos., Inc.                                 9,400          541,628
  Staples, Inc.                                         21,000          535,920
  Time Warner, Inc.                                     63,500        1,066,165
  TJX Cos., Inc.                                        15,000          372,300
                                                                   -------------
                                                                      5,706,875
                                                                   -------------
 CONSUMER STAPLES 9.8%
  Altria Group, Inc.                                    14,600        1,034,556
  Coca-Cola Co.                                          6,200          259,594
  CVS Corp.                                             13,500          403,245
  Diageo plc (ADR)                                      10,100          640,643
  Kellogg Co.                                            9,200          405,168
  Kimberly-Clark Corp.                                  12,000          693,600
  PepsiCo, Inc.                                         21,200        1,225,148
  Procter & Gamble Co.                                  17,852        1,028,632
  Wal-Mart Stores, Inc.                                 11,000          519,640
  Wrigley (Wm.) Jr. Co.                                 12,700          812,800
                                                                   -------------
                                                                      7,023,026
                                                                   -------------
 ENERGY 11.4%
  Chevron Corp.                                         23,094        1,338,759
  EOG Resources, Inc.                                   11,200          806,400
  Exxon Mobil Corp.                                     23,000        1,399,780
  GlobalSantaFe Corp.                                    9,800          595,350
  Murphy Oil Corp.                                       3,200          159,424
  Noble Energy, Inc.                                    14,200          623,664
* Pride Int'l., Inc.                                    19,000          592,420
  Schlumberger Ltd.                                     13,958        1,766,664
* Weatherford Int'l., Ltd.                              20,400          933,300
                                                                   -------------
                                                                      8,215,761
                                                                   -------------
 FINANCIALS 16.4%
  American Express Co.                                  19,213        1,009,643
  Ameriprise Financial, Inc.                             3,842          173,121
  American Int'l. Group                                 12,900          852,561
  Bank of America Corp.                                 29,678        1,351,536
  Bank of New York, Inc.                                24,500          882,980
  Citigroup, Inc.                                       31,000        1,464,440
  Goldman Sachs Group, Inc.                              4,000          627,840
  J.P. Morgan Chase & Co.                               20,000          832,800
  Mellon Financial Corp.                                16,900          601,640
  Merrill Lynch & Co., Inc.                              9,800          771,848
  Morgan Stanley                                         7,600          477,432
  PNC Financial Services Group, Inc.                     4,000          269,240
  St. Paul Travelers Cos., Inc.                         20,000          835,800
  U.S. Bancorp                                          15,000          457,500
  Wachovia Corp.                                        10,600          594,130
  Wells Fargo & Co.                                      8,900          568,443
                                                                   -------------
                                                                     11,770,954
                                                                   -------------
 HEALTH CARE 16.1%
* Amgen, Inc.                                           10,400          756,600
  Baxter Int'l., Inc.                                   15,800          613,198
  Bristol-Myers Squibb Co.                              16,400          403,604
  Cigna Corp.                                            2,400          313,488
  GlaxoSmithKline plc (ADR)                             15,000          784,650
  Guidant Corp.                                          2,500          195,150
  HCA, Inc.                                             13,300          609,007
  Johnson & Johnson                                     30,000        1,776,600
* Laboratory Corp. of America Holdings                  10,100          590,648
  Lilly, Eli & Co.                                       7,500          414,750
* Medco Health Solutions, Inc.                           6,970          398,823
  Medtronic, Inc.                                       25,500        1,294,125
  Novartis (ADR)                                        12,300          681,912
  Pfizer, Inc.                                          34,200          852,264
  Sanofi-Aventis (ADR)                                  11,300          536,185
  Teva Pharmaceutical Industries Ltd. (ADR)             16,000          658,880
* Zimmer Holdings, Inc.                                  9,800          662,480
                                                                   -------------
                                                                     11,542,364
                                                                   -------------
 INDUSTRIALS 15.4%
  Boeing Co.                                             9,100          709,163
  Canadian Nat'l. Railway Co.                            5,800          262,624
  General Dynamics Corp.                                 8,800          563,024
  Deere & Co.                                            7,500          592,875
  General Electric Co.                                  60,000        2,086,800
  Honeywell Int'l., Inc.                                22,100          945,217
  Northrop Grumman Corp.                                 8,800          600,952
  Rockwell Automation, Inc.                             11,300          812,583
  Tyco Int'l. Ltd                                       45,000        1,209,600
  Union Pacific Corp.                                    8,100          756,135
  United Technologies Corp.                             29,000        1,681,130
  Waste Management, Inc.                                22,800          804,840
                                                                   -------------
                                                                     11,024,943
                                                                   -------------
 INFORMATION TECHNOLOGY 11.8%
  Accenture Ltd.                                        10,500          315,735
  Applied Materials, Inc.                               28,800          504,288
* Broadcom Corp. - Class A                               8,850          381,966
  CA, Inc.                                               7,900          214,959
* EMC Corp.                                             40,600          553,378
  First Data Corp.                                       7,900          369,878
* Freescale Semiconductor, Inc. - Class B               19,560          543,181
  Int'l. Business Machines                              11,800          973,146
  Linear Technology                                     10,000          350,800
  Microsoft Corp.                                       52,000        1,414,920
  Motorola, Inc.                                        34,100          781,231
  Nokia Corp. (ADR)                                     26,700          553,224
* Oracle Corp.                                          39,500          540,755
  Seagate Technology(R)                                 12,700          334,391
  Texas Instruments                                     20,400          662,388
                                                                   -------------
                                                                      8,494,240
                                                                   -------------
 MATERIALS 5.4%
  DuPont, E.I. de Nemours & Co.                         23,100          975,051
  Freeport-McMoran Copper & Gold - Class B              20,900        1,249,193
  Int'l. Paper Co.                                      16,800          580,776
  Newmont Mining Corp.                                   3,200          166,048
  Praxair, Inc.                                         17,000          937,550
                                                                   -------------
                                                                      3,908,618
                                                                   -------------
 TELECOMMUNICATION SERVICES 1.0%
  Sprint Nextel Corp.                                   12,700          328,168
  Vodafone Group plc (ADR)                              20,000          418,000
                                                                   -------------
                                                                        746,168
                                                                   -------------
 UTILITIES 0.8%
  Entergy Corp.                                          8,600          592,884
                                                                   -------------

 TOTAL COMMON STOCKS
 (Cost $54,605,532)                                                  69,025,833
                                                                   -------------




 -------------------------------------------------------------------------------
                                                  Principal Amount      Value
                                                     (M=$1,000)        (Note 1)
 -------------------------------------------------------------------------------
 CORPORATE SHORT-TERM NOTES 3.3%
  LaSalle Bank
    4.6%, 04/05/06                                        850 M         849,566
  United Parcel Services
    4.57%, 04/03/06                                     1,500 M       1,499,619
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
 (Cost $2,349,185)                                                    2,349,185
                                                                   -------------

 TOTAL INVESTMENTS
 (Cost $56,954,717)**                                                71,375,018

 EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.7%                                                 495,404
                                                                   -------------
 NET ASSETS                                                        $ 71,870,422
                                                                   =============

 -------------------------------------------------------------------------------
 * Non-income producing.

 ** Cost for federal income tax purposes is substantially similar. At March 31, 2006 unrealized appreciation for federal income tax purposes aggregated $14,420,301 of which $15,257,873 related to appreciated securities and $837,572 related to depreciated securities.

 (ADR) - American Depository Receipt
 (R)   - Return of Capital paid during the fiscal period.

     See Notes to Financial Statements.


================================================================================

 SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
 INVESTMENT IN SECURITIES
 at March 31, 2006 (Unaudited)
 -------------------------------------------------------------------------------
                                                        Shares          Value
                                                                       (Note 1)
 -------------------------------------------------------------------------------

 COMMON STOCKS 99.8%
 CONSUMER DISCRETIONARY  11.8%
* Amazon.com, Inc.                                         180     $      6,572
* Apollo Group, Inc. - Class A                              80            4,201
* AutoZone, Inc.                                            40            3,988
* Bed Bath & Beyond, Inc.                                  170            6,528
  Best Buy Co., Inc.                                       240           13,423
  Black & Decker Corp.                                      50            4,344
  Block, H & R, Inc.                                       190            4,113
  Carnival Corp.                                           160            7,579
  CBS Corp.                                                200            4,796
  Centex Corp.                                              80            4,959
  Clear Channel Communications, Inc.                       300            8,703
* Coach, Inc.                                              220            7,608
  D.R. Horton, Inc.                                        160            5,315
  Darden Restaurants, Inc.                                  80            3,282
  Dollar General Corp.                                     120            2,120
  Dow Jones & Co., Inc.                                     36            1,415
  E.W. Scripps Co.                                          20              894
  Family Dollar Stores, Inc.                                40            1,064
  Fortune Brands, Inc.                                      80            6,450
  Gannett Co., Inc.                                         80            4,794
  Gap, Inc.                                                200            3,736
  Goodyear Tire & Rubber Co.                                90            1,303
  Harley-Davidson, Inc.                                    161            8,353
  Harman Int'l. Industries, Inc.                            40            4,445
  Harrah's Entertainment, Inc.                              80            6,237
  Hilton Hotels Corp.                                       90            2,291
  Home Depot, Inc.                                       1,250           52,875
* Interpublic Group Cos., Inc.                              80              765
  Int'l. Game Technology                                   200            7,044
  KB Home                                                   20            1,300
  Knight Ridder, Inc.                                       20            1,264
* Kohl's Corp.                                             200           10,602
  Lennar Corp. - Class A                                    80            4,830
  Liz Claiborne, Inc.                                       60            2,459
  Lowe's Cos., Inc.                                        470           30,287
  Marriott Int'l., Inc. - Class A                           40            2,744
  Maytag Corp.                                              10              213
  McDonald's Corp.                                         380           13,057
  McGraw-Hill Cos., Inc.                                   120            6,914
  Meredith Corp.                                            10              558
  New York Times Co. - Class A                              40            1,012
  Nike, Inc. - Class B                                     110            9,361
* Office Depot, Inc.                                       100            3,724
  Omnicom Group, Inc.                                      104            8,658
  Radioshack Corp.                                          79            1,519
* Sears Holdings Corp.                                      60            7,934
  Sherwin Williams Co.                                      20              989
  Staples, Inc.                                            250            6,380
* Starbucks Corp.                                          440           16,562
  Starwood Hotels & Resorts Worldwide, Inc.                120            8,128
  Target Corp.                                             520           27,045
  Tiffany & Co.                                             80            3,003
  TJX Cos., Inc.                                           270            6,701
  Time Warner, Inc.                                      1,420           23,842
* Univision Communications, Inc. - Class A                 120            4,136
* Viacom, Inc. - Class B                                   120            4,656
  Wendy's International, Inc.                               60            3,724
  Yum Brands, Inc.                                         164            8,013
                                                                   -------------
                                                                        408,812
                                                                   -------------
 CONSUMER STAPLES  13.7%
  Alberto-Culver Co.                                        20              885
  Altria Group, Inc.                                       770           54,562
  Anheuser-Busch Co., Inc.                                 451           19,289
  Avon Products, Inc.                                      162            5,050
  Brown Forman Corp. - Class B                              40            3,079
  Campbell Soup Co.                                         94            3,046
  Clorox Co.                                               100            5,985
  Coca-Cola Co.                                            675           28,262
  Colgate Palmolive Co.                                    295           16,844
  Estee Lauder Cos., Inc.                                   40            1,488
  General Mills, Inc.                                      200           10,136
  Heinz, H.J. Co.                                           84            3,185
  Kellogg Co.                                              155            6,826
  Kimberly-Clark Corp.                                     150            8,670
  McCormick & Co., Inc.                                     80            2,709
  Pepsi Bottling Group, Inc.                                50            1,520
  PepsiCo, Inc.                                            970           56,056
  Procter & Gamble Co.                                   1,943          111,956
  Sara Lee Corp.                                           232            4,148
  Sysco Corp.                                              354           11,346
  The Hershey Co.                                           60            3,134
  The Kroger Co.                                           220            4,479
  UST, Inc.                                                 86            3,578
  Walgreen Co.                                             586           25,274
  Wal-Mart Stores, Inc.                                  1,461           69,018
  Whole Foods Market, Inc.                                  80            5,315
  Wrigley (Wm.) Jr. Co.                                    100            6,400
                                                                   -------------
                                                                        472,240
                                                                   -------------
 ENERGY 11.5%
  Amerada Hess Corp.                                        40            5,696
  Anadarko Petroleum Corp.                                 140           14,141
  Apache Corp.                                             200           13,102
  Baker Hughes, Inc.                                       140            9,576
  B.J. Services Co.                                        190            6,574
  Burlington Resources, Inc.                               220           20,220
  Chesapeake Energy Corp.                                  220            6,910
  Chevron Corp.                                            740           42,898
  EOG Resources, Inc.                                      140           10,080
  Exxon Mobil Corp.                                      2,310          140,587
  Devon Energy Corp.                                       260           15,904
  Halliburton Co.                                          110            8,032
  Kerr-McGee Corp.                                          40            3,819
  Kinder Morgan, Inc.                                       30            2,760
  Murphy Oil Corp.                                          40            1,993
* Nabors Industries, Inc.                                  100            7,158
* National Oilwell Varco, Inc.                              60            3,847
  Noble Corp. New Cayman                                    60            4,866
  Occidental Petroleum Corp.                               180           16,677
* Rowan Cos., Inc.                                          20              879
  Schlumberger Ltd.                                        140           17,720
  Transocean, Inc.                                          80            6,424
  Valero Energy Corp.                                      360           21,521
  Weatherford Int'l., Ltd.                                 120            5,490
  XTO Energy, Inc.                                         213            9,280
                                                                   -------------
                                                                        396,154
                                                                   -------------
 FINANCIALS  10.3%
  AFLAC, Inc.                                              180            8,123
  Ambac Financial Group, Inc.                               60            4,776
  American Express Co.                                     720           37,836
  American Int'l. Group                                    880           58,159
  Ameriprise Financial, Inc.                               100            4,506
  Bank of America Corp.                                    630           28,690
  Capital One Financial Corp.                              180           14,494
  Cincinnati Financial Corp.                                40            1,683
  Countrywide Financial Corp.                              360           13,212
* E*TRADE Financial Corp.                                  140            3,777
  Federal Home Loan Mortgage Corp.                         400           24,400
  Federal National Mortgage Assoc.                         280           14,392
  Federated Investors, Inc. - Class B                       50            1,952
  Fifth Third Bancorp                                      180            7,085
  Franklin Resources, Inc.                                  60            5,654
  Golden West Financial Corp.                              160           10,864
  Janus Capital Group, Inc.                                120            2,780
  Lehman Bros., Inc.                                        60            8,672
  M & T Bank Corp.                                          20            2,283
  Marsh & McLennan Cos., Inc.                              180            5,285
  Marshall Ilsley Corp.                                     60            2,615
  MBIA, Inc.                                                40            2,405
  Mellon Financial Corp.                                   100            3,560
  MGIC Investment Corp.                                     60            3,998
  Moody's Corp.                                             62            4,431
  Northern Trust Corp.                                      60            3,150
  Plum Creek Timber Co., Inc.                               40            1,477
  Progressive Corp.                                        130           13,554
  Prologis                                                  60            3,210
  Prudential Financial, Inc.                               160           12,130
  Public Storage, Inc.                                      30            2,437
  Schwab, Charles Corp.                                    300            5,163
  Simon Property Group, Inc.                                40            3,366
  SLM Corp.                                                256           13,297
  State Street Corp.                                       120            7,252
  Synovus Financial Corp.                                   80            2,167
  T. Rowe Price Group, Inc.                                 50            3,911
  Torchmark Corp.                                           40            2,284
  Vornado Realty Trust                                      40            3,840
  Zions Bancorporation                                      40            3,309
                                                                   -------------
                                                                        356,179
                                                                   -------------
 HEALTH CARE  21.6%
  Abbott Labs                                              553           23,486
  Aetna, Inc.                                              140            6,880
  Allergan, Inc.                                            90            9,765
  AmerisourceBergen Corp.                                  120            5,792
* Amgen, Inc.                                              682           49,616
  Applera Corp.                                             60            1,628
  Bard C.R., Inc.                                           70            4,747
* Barr Pharmaceuticals, Inc.                                60            3,779
  Bausch & Lomb, Inc.                                       20            1,274
  Baxter Int'l., Inc.                                      240            9,314
  Becton Dickinson & Co.                                   140            8,621
* Biogen Idec, Inc.                                        100            4,710
  Biomet, Inc.                                             140            4,973
* Boston Scientific Corp.                                  340            7,837
  Bristol-Myers Squibb Co.                                 483           11,887
  Cardinal Health, Inc.                                    260           19,375
  Caremark Rx, Inc.                                        260           12,787
* Chiron Corp.                                              60            2,749
  Cigna Corp.                                               40            5,225
* Coventry Health Care, Inc.                                90            4,858
* Express Scripts, Inc.                                    100            8,790
* Fisher Scientific Int'l., Inc.                            80            5,444
* Forest Labs, Inc.                                        184            8,212
* Genzyme Corp.                                             90            6,050
* Gilead Sciences, Inc.                                    280           17,422
  Guidant Corp.                                            193           15,066
  HCA, Inc.                                                120            5,495
  Health Management Assoc., Inc.                           140            3,020
* Hospira, Inc.                                            100            3,946
* Humana, Inc.                                             100            5,265
  IMS Health, Inc.                                          98            2,525
  Johnson & Johnson                                      1,747          103,457
* King Pharmaceuticals, Inc.                               140            2,415
* Laboratory Corp. of America Holdings                      80            4,678
  Lilly, Eli & Co.                                         669           36,996
  Manor Care, Inc.                                          40            1,774
* Medco Health Solutions, Inc.                             100            5,722
* Medimmune, Inc.                                          140            5,121
  Medtronic, Inc.                                          706           35,830
  Merck & Co., Inc.                                        571           20,116
* Millipore Corp.                                           35            2,557
  Mylan Laboratories, Inc.                                 120            2,808
* Patterson Cos., Inc.                                      70            2,464
  Pfizer, Inc.                                           4,320          107,654
  Quest Diagnostics, Inc.                                   90            4,617
  Schering Plough Corp.                                    860           16,331
* St. Jude Medical, Inc.                                   220            9,020
  Stryker Corp.                                            170            7,538
  Thermo Electron Corp.                                     40            1,484
  UnitedHealth Group, Inc.                                 800           44,688
  Waters Corp.                                              60            2,589
  Watson Pharmaceuticals, Inc.                              60            1,724
  Wyeth                                                    792           38,428
  Zimmer Holdings, Inc.                                    141            9,532
                                                                   -------------
                                                                        748,081
                                                                   -------------
 INDUSTRIALS 7.9%
  3M Co.                                                   280           21,193
  American Power Conversion Corp.                           40              924
  American Standard Cos., Inc.                              60            2,572
  Boeing Co.                                               190           14,807
  Cendant Corp.                                            580           10,063
  Cintas Corp.                                              80            3,410
  Danaher Corp.                                            150            9,532
  Equifax, Inc.                                             65            2,421
  FedEx Corp.                                               80            9,035
  General Dynamics Corp.                                   240           15,355
  General Electric Co.                                   2,947          102,497
  Illinois Tools Works, Inc.                                60            5,779
  ITT Industries, Inc.                                     120            6,746
  L-3 Communications Hldgs., Inc.                           80            6,863
  Monster Worldwide, Inc.                                   20              997
  Pall Corp.                                                40            1,248
  Pitney Bowes, Inc.                                        70            3,005
  Robert Half Int'l., Inc.                                  50            1,930
  Rockwell Automation, Inc.                                 40            2,876
  Rockwell Collins, Inc.                                   110            6,198
  Southwest Airlines Co.                                   180            3,238
  United Parcel Service, Inc. - Class B                    420           33,340
  W.W. Grainger, Inc.                                       20            1,507
  Waste Management, Inc.                                   160            5,648
                                                                   -------------
                                                                        271,184
                                                                   -------------
 INFORMATION TECHNOLOGY  21.1%
* ADC Telecommunications, Inc.                              20              512
  Adobe Systems, Inc.                                      344           12,012
* Affiliated Computer Services- Class A                     80            4,773
* Agilent Technologies, Inc.                                80            3,004
* Altera Corp.                                             122            2,518
  Analog Devices, Inc.                                     139            5,322
* Apple Computer, Inc.                                     260           16,307
  Applied Materials, Inc.                                  440            7,704
  Autodesk, Inc.                                           130            5,008
  Automatic Data Processing, Inc.                          213            9,730
* BMC Software, Inc.                                        40              866
* Broadcom Corp. - Class A                                 250           10,790
* Ciena Corp.                                              100              521
* Cisco Systems, Inc.                                    3,616           78,359
* Citrix Systems, Inc.                                     110            4,169
  CA, Inc.                                                  80            2,177
* Compuware Corp.                                           60              470
* Comverse Technology, Inc.                                 40              941
* Convergys Corp.                                           20              364
* Corning, Inc.                                            340            9,149
* Dell, Inc.                                             1,383           41,158
* Ebay, Inc.                                               680           26,561
* Electronic Arts, Inc.                                    180            9,850
* EMC Corp.                                                640            8,723
  First Data Corp.                                         460           21,537
* Fiserv, Inc.                                             100            4,255
  Freescale Semiconductor, Inc. - Class B                  100            2,777
  Intel Corp.                                            1,783           34,501
  Int'l. Business Machines                                 924           76,202
* Intuit, Inc.                                             100            5,319
* Jabil Circuit, Inc.                                      100            4,286
* JDS Uniphase Corp                                        340            1,418
  KLA-Tencor Corp.                                          60            2,902
* Lexmark Int'l. - Class A                                  58            2,632
  Linear Technology                                        175            6,139
* LSI Logic Corp.                                           60              694
* Lucent Technologies                                      880            2,684
  Maxim Integrated Products, Inc.                          190            7,058
  Microsoft Corp.                                        5,226          142,199
  Molex, Inc.                                               20              664
  Motorola, Inc.                                           440           10,080
  National Semiconductor Corp.                              80            2,227
* NCR Corp.                                                 40            1,672
* Network Appliance, Inc.                                  226            8,143
* Novellus Systems, Inc.                                    20              480
* NVIDIA Corp.                                             110            6,299
  Oracle Corp.                                           2,218           30,364
  Parametric Technology Corp.                               20              327
  Paychex, Inc.                                            198            8,249
  PMC-Sierra, Inc.                                          30              369
  QLogic Corp.                                              80            1,548
  Qualcomm, Inc.                                           570           28,848
  Symantec Corp.                                           610           10,266
  Tektronix, Inc.                                           20              714
  Texas Instruments                                        460           14,936
* VeriSign, Inc.                                           140            3,359
  Xilinx, Inc.                                             104            2,648
  Yahoo!, Inc.                                             734           23,679
                                                                   -------------
                                                                        730,463
                                                                   -------------
 MATERIALS  1.1%
  Allegheny Technologies, Inc.                              10              612
  Ball Corp.                                                50            2,191
  Ecolab, Inc.                                             100            3,820
  Freeport-McMoran Copper & Gold - Class B                  60            3,586
  Int'l. Flavors & Fragrances                               30            1,030
  Monsanto Co.                                              60            5,085
  Newmont Mining Corp.                                     180            9,340
  Pactiv Corp.                                              40              982
  Praxair, Inc.                                            100            5,515
  Sigma Aldrich Corp.                                       40            2,632
  Tronox, Inc. - Class B                                     8              137
  Vulcan Materials Co.                                      40            3,466
                                                                   -------------
                                                                         38,396
                                                                   -------------
 TELECOMMUNICATION SERVICES  0.2%
  Alltel Corp.                                             100            6,475
                                                                   -------------
 UTILITIES 0.6%
* AES Corp.                                                180            3,071
  Exelon Corp.                                             240           12,696
  Edison International                                      80            3,294
  TXU Corp.                                                 90            4,028
                                                                   -------------
                                                                         23,089
                                                                   -------------
 TOTAL COMMON STOCKS
 (Cost $2,777,723)**                                                  3,451,073

 EXCESS OF OTHER ASSETS
   OVER LIABILITIES  0.2%                                                 5,734
                                                                   -------------
 NET ASSETS                                                         $ 3,456,807
                                                                   =============

*    Non-income producing.

** Cost for federal income tax purposes is substantially similar. At March 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $673,350 of which $707,444 related to appreciated securities and $34,094 related to depreciated securities.

 See notes to financial statements.



================================================================================

  SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND
  INVESTMENT IN SECURITIES
  at March 31, 2006 (Unaudited)
  ------------------------------------------------------------------------------
                                                                          Value
                                                       Shares           (Note 1)
  ------------------------------------------------------------------------------
  COMMON STOCKS 99.2%
  CONSUMER DISCRETIONARY 21.2%
   Advance Auto Parts, Inc.                              4,500     $    187,380
 * Bed Bath & Beyond, Inc.                               8,000          307,200
   Borg Warner, Inc.                                     4,900          294,196
 * Bright Horizons Family Solutions, Inc.                4,000          154,920
 * Cheesecake Factory, Inc.                              6,550          245,298
 * Chico's FAS, Inc.                                     4,600          186,944
   Claire's Stores, Inc.                                 4,500          163,395
 * Coach, Inc.                                           5,300          183,274
 * Dick's Sporting Goods, Inc.                           4,800          190,416
   Dollar General Corp.                                 15,500          273,885
   D.R. Horton, Inc.                                     3,500          116,270
 * Getty Images, Inc.                                    3,100          232,128
   Harman Int'l. Industries, Inc.                        2,200          244,486
   Hilton Hotels Corp.                                   8,000          203,680
   KB Home                                               2,000          129,960
 * Lamar Advertising Co. - Class A                       3,500          184,170
 * Laureate Education, Inc.                              7,250          387,005
   Marriott Int'l., Inc. - Class A                       2,100          144,060
   Michaels Stores, Inc.                                 5,800          217,964
   Nordstrom, Inc.                                       4,200          164,556
   SCP Pool Corp.                                        3,400          159,494
   Staples, Inc.                                        10,665          272,171
   Starwood Hotels & Resorts Worldwide, Inc.             2,600          176,098
   Station Casinos, Inc.                                 2,700          214,299
   TJX Cos., Inc.                                       11,460          284,437
 * XM Satellite Radio Holdings, Inc. - Class A           6,600          146,982
   Yum Brands, Inc.                                      4,700          229,642
                                                                   -------------
                                                                      5,694,310
                                                                   -------------
  CONSUMER STAPLES  1.9%
 * Central European District Corp.                       5,000          192,250
   Whole Foods Market, Inc.                              2,100          139,524
   Wrigley (Wm.) Jr. Co.                                 2,900          185,600
                                                                   -------------
                                                                        517,374
                                                                   -------------
  ENERGY 9.3%
   Baker Hughes, Inc.                                    3,900          266,760
   Ensco Int'l., Inc.                                    5,900          303,555
   GlobalSantaFe Corp.                                   4,600          279,450
 * National Oilwell Varco, Inc.                          2,000          128,240
   Noble Energy, Inc.                                    2,700          118,584
   Peabody Energy Corp.                                  6,000          302,460
 * Pride Int'l., Inc.                                   10,100          314,918
   Valero Energy Corp.                                   3,800          227,164
 * Weatherford Int'l., Ltd.                              8,000          366,000
   Williams Cos., Inc.                                   8,800          188,232
                                                                   -------------
                                                                      2,495,363
                                                                   -------------
  FINANCIALS 9.6%
   Chicago Mercantile Exchange
    Holdings, Inc. - Class A                               450          201,375
 * E*TRADE Financial Corp.                              11,800          318,364
   East West Bancorp, Inc.                               2,100           80,955
   Everest Re Group Ltd.                                 1,300          121,381
   Federated Investors, Inc. - Class B                   4,900          191,345
   HCC Insurance Holdings, Inc.                         10,400          361,920
   Legg Mason, Inc.                                      1,200          150,396
   Mercantile Bankshares Corp.                           5,400          207,630
   Moody's Corp.                                         3,400          242,964
   Raymond James Financial, Inc.                         6,900          203,964
   State Street Corp.                                    4,200          253,806
   T. Rowe Price Group, Inc.                             2,900          226,809
                                                                   -------------
                                                                      2,560,909
                                                                   -------------
  HEALTH CARE 12.9%
   Allergan, Inc.                                        1,300          141,050
 * Barr Pharmaceuticals, Inc.                            3,500          220,430
   Biomet, Inc.                                          5,500          195,360
 * Cerner Corp.                                          3,600          170,820
 * Coventry Health Care, Inc.                            2,485          134,140
 * Endo Pharmaceuticals Holdings, Inc.                  12,500          410,125
 * Genzyme Corp.                                         3,000          201,660
 * Gilead Sciences, Inc.                                 3,700          230,214
 * Laboratory Corp. of America Holdings                  6,520          381,289
 * Medco Health Solutions, Inc.                          2,600          148,772
 * Techne Corp.                                          2,600          156,364
   Teva Pharmaceutical Industries Ltd. (ADR)             8,000          329,440
 * United Surgical Partners Int'l., Inc.                 6,500          230,165
 * Varian Medical Systems, Inc.                          5,100          286,416
 * VCA Antech, Inc.                                      8,300          236,384
                                                                   -------------
                                                                      3,472,629
                                                                   -------------
  INDUSTRIALS 14.9%
 * American Science and Engineering, Inc.                1,100          102,740
 * Choicepoint, Inc.                                     3,700          165,575
   Corporate Executive Board Co.                           800           80,720
 * Corrections Corp. of America                          8,400          379,680
   Danaher Corp.                                         2,500          158,875
   Expeditors Int'l. of Washington, Inc.                 2,100          181,419
   Fastenal Co.                                          5,200          246,168
   Goodrich Corp.                                        6,500          283,465
   ITT Industries, Inc.                                  2,500          140,550
   J.B. Hunt Transport Services, Inc.                   13,900          299,406
   Oshkosh Truck Corp.                                   4,400          273,856
   Paccar, Inc.                                          1,800          126,864
   Republic Services, Inc.                               8,940          380,039
   Robert Half Int'l., Inc.                              2,700          104,247
   Rockwell Automation, Inc.                             1,900          136,629
   Roper Industries, Inc.                                8,880          431,834
 * Stericycle, Inc.                                      2,200          148,764
   Timken Co.                                            5,310          171,354
 * West Corp.                                            3,970          177,300
                                                                   -------------
                                                                      3,989,485
                                                                   -------------
  INFORMATION TECHNOLOGY 23.5%
 * Activision, Inc.                                     10,900          150,311
 * Advanced Micro Devices, Inc.                          6,500          215,540
 * Amdocs Ltd.                                           4,700          169,482
   Amphenol Corp. - Class A                              3,700          193,066
 * Apple Computer, Inc.                                  2,800          175,616
 * Autodesk, Inc.                                        5,100          196,452
 * Avid Technology, Inc.                                 1,600           69,536
 * Blackboard, Inc.                                      5,600          159,096
 * Broadcom Corp. - Class A                              8,880          383,261
 * CheckFree Corp.                                       5,600          282,800
 * Cognizant Technology Solutions - Class A              5,520          328,385
 * Cognos, Inc.                                          3,300          128,370
 * F5 Networks, Inc.                                     2,300          166,727
 * Fiserv, Inc.                                          8,300          353,165
   Intersil Corp. - Class A                             10,200          294,984
 * Jabil Circuit, Inc.                                   8,300          355,738
   KLA-Tencor Corp.                                      3,800          183,768
   Maxim Integrated Products, Inc.                       9,490          352,554
 * MEMC Electronic Materials, Inc.                       2,400           88,608
   Microchip Technology, Inc.                            4,700          170,610
 * NAVTEQ Corp.                                          4,100          207,665
 * Network Appliance, Inc.                               6,750          243,202
 * Novellus Systems, Inc.                               12,000          288,000
   Paychex, Inc.                                         4,700          195,802
 * Quest Software, Inc.                                 16,600          277,220
 * Salesforce.com, Inc.                                  3,000          108,990
   Satyam Computer Services Ltd. (ADR)                   7,300          319,448
 * WebSense, Inc.                                        9,400          259,252
                                                                   -------------
                                                                      6,317,648
                                                                   -------------
  MATERIALS 3.4%
   Florida Rock Industries, Inc.                         2,800          157,416
   Freeport-McMoran Copper & Gold - Class B              5,300          316,781
   Praxair, Inc.                                         8,000          441,200
                                                                   -------------
                                                                        915,397
                                                                   -------------
  TELECOMMUNICATONS SERVICES 1.2%
 * American Tower Corp. - Class A                        4,900          148,568
 * NII Holdings, Inc. - Class B                          3,000          176,910
                                                                   -------------
                                                                        325,478
                                                                   -------------
  UTILITIES 1.3%
 * AES Corp.                                            20,400          348,024
                                                                   -------------

   TOTAL COMMON STOCKS
   (Cost $21,798,127)**                                              26,636,617

   EXCESS OF OTHER ASSETS
       OVER LIABILITIES 0.8%                                            209,121
                                                                   -------------
   NET ASSETS                                                      $ 26,845,738
                                                                   =============

 * Non-income producing.

** Cost for federal income tax purposes is substantially similar. At March 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $4,838,490 of which $5,020,630 related to appreciated securities and $182,140 related to depreciated securities.

   (ADR) - American Depository Receipt

   See notes to financial statements.



================================================================================

 SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND
 INVESTMENT IN SECURITIES
 at March 31, 2006 (Unaudited)
 -------------------------------------------------------------------------------
                                                     Principal Amount    Value
                                                        (M=$1,000 )     (Note 1)
 -------------------------------------------------------------------------------
 CORPORATE SHORT-TERM NOTES 87.1%
 American Express Credit Corp.
   4.68%, 04/14/06                                       1,350 M   $  1,347,719
 Barclays US Funding
   4.71%, 04/13/06                                       1,350 M      1,347,881
 Bellsouth Telephone
   4.63%, 04/04/06                                       1,288 M      1,287,503
 BMW U.S. Capital
   4.66%, 04/19/06                                       1,325 M      1,321,913
 Chevron Oil Finance Co.
   4.63%, 04/03/06                                       1,350 M      1,349,653
 Citigroup Global
   4.65%, 04/06/06                                       1,275 M      1,274,176
 Coca-Cola, Inc.
   4.53%, 04/17/06                                       1,000 M        997,986
 LBC (LaSalle Bank Corp.)
   4.74%, 04/05/06                                       1,305 M      1,304,313
 Morgan Stanley Dean Witter
   4.77%, 04/04/06                                       1,235 M      1,234,509
 Nestle Capital Corp
   4.59%, 04/26/06                                       1,300 M      1,295,856
 New Jersey Natural Gas
   4.73%, 04/04/06                                       1,300 M      1,299,488
 New York Times
   4.59%, 04/28/06                                       1,320 M      1,315,456
 Prudential Funding
   4.72%, 04/12/06                                       1,350 M      1,348,053
 RWE
   4.67%, 04/10/06                                       1,000 M        998,832
 Southern Co. Funding
   4.58%, 04/07/06                                       1,300 M      1,299,007
 Toyota Credit
   4.7%, 04/11/06                                        1,350 M      1,348,238
 UBS Finance
   4.75%, 04/10/06                                       1,220 M      1,218,551
 United Parcel Service
   4.49%, 04/03/06                                       1,300 M      1,299,676
 TOTAL CORPORATE SHORT-TERM NOTES                                  ------------
   (Amortized Cost $22,888,810)                                      22,888,810
                                                                   ------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS 9.8%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES
   4.65%, 04/03/06
   (Amortized Cost $2,584,332)                           2,585 M      2,584,332
                                                                   ------------
 U.S. TREASURY OBLIGATIONS 9.8%
 U.S. TREASURY BILL
   4.68%, 04/17/06
   (Amortized Cost $2,585,286)                           2,590 M      2,585,286
                                                                   ------------


 -------------------------------------------------------------------------------
                                                        Shares          Value
                                                                      (Note 1)
 -------------------------------------------------------------------------------
 INSTITUTIONAL FUNDS 3.2%
 Blackrock Provident Institutional
   Funds, TempCash Fund #21
   (Amortized Cost $832,000)                            832,000         832,000
                                                                   -------------

 TOTAL INVESTMENTS
   (Amortized Cost $28,890,428)*                                     28,890,428

 EXCESS OF LIABILITIES OVER
   OTHER ASSETS (9.9%)                                               (2,613,664)
                                                                   -------------

 NET ASSETS                                                        $ 26,276,764
                                                                   =============


 * Also cost for federal income tax purposes.



================================================================================

 SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND
 INVESTMENT IN SECURITIES
 at March 31, 2006 (Unaudited)
 -------------------------------------------------------------------------------

                                                       Shares           Value
                                                                       (Note 1)
 -------------------------------------------------------------------------------

 COMMON STOCKS  95.1%
 CONSUMER DISCRETIONARY 14.1%
* Bright Horizons Family Solutions, Inc.                21,300     $    824,949
* Coldwater Creek, Inc.                                  8,200          227,960
* DSW, Inc.                                             11,000          344,520
* Gildan Activewear, Inc.                                5,900          280,368
* Guitar Center, Inc.                                   11,200          534,240
  Harte-Hanks, Inc.                                     27,700          757,595
  K-Swiss, Inc. - Class A                               17,600          530,464
  Men's Wearhouse, Inc.                                 10,300          370,182
* Quicksilver, Inc.                                     51,000          706,860
* Rare Hospitality Int'l., Inc.                         24,100          839,403
  Regis Corp.                                           20,100          693,048
  SCP Pool Corp.                                        18,687          876,607
* Sonic Corp.                                           25,300          888,789
* Timberland Co. - Class A                              13,000          444,990
  Unifirst Corp.                                         1,900           63,118
                                                                   -------------
                                                                     8,383,093
                                                                   -------------
 CONSUMER STAPLES 2.3%
* Central Garden & Pet Co.                               5,900         313,526
  Church & Dwight, Inc.                                 18,500         683,020
* Ralcorp Holdings, Inc.                                10,200         388,110
                                                                   -------------
                                                                     1,384,656
                                                                   -------------
 ENERGY 9.3%
  Atmos Energy Corp.                                    14,400         379,152
  Cabot Oil & Gas Corp.                                 17,000         814,810
* Core Laboratories                                     13,000         618,150
* Genlyte Group, Inc.                                    6,700         456,538
* Oil States Int'l., Inc.                               21,100         777,535
* Remington Oil & Gas Corp.                              9,500         410,590
* Superior Energy Services, Inc.                        46,700       1,251,093
* TETRA Technologies, Inc.                              17,400         818,496
                                                                   -------------
                                                                     5,526,364
                                                                   -------------
 FINANCIALS 10.2%
  East West Bancorp, Inc.                               19,000         732,450
  Endurance Specialty Holdings Ltd.                     13,500         439,425
  First Midwest Bancorp                                 21,400         782,598
  HCC Insurance Holdings, Inc.                          13,500         469,800
  Healthcare Realty Trust                               19,600         732,648
  Lexington Corp. Properties Trust                      26,500         552,525
  RLI Corp.                                              8,400         481,320
  Selective Insurance Group, Inc.                        1,000          53,000
  UCBH Holdings, Inc.                                   40,800         771,936
  Westamerica Bancorporation                            11,500         597,080
  Wilmington Trust Corp.                                 9,800         424,830
                                                                   -------------
                                                                     6,037,612
                                                                   -------------
 HEALTH CARE 14.8%
* Arthrocare Corp.                                      11,900         569,058
* Bio Rad Labs, Inc. - Class A                           8,200         511,270
* Biosite, Inc.                                          7,500         389,475
* Chattem, Inc.                                         20,500         771,825
* Edwards Lifesciences Corp.                             7,500         326,250
* First Horizon Pharmaceutical Corp.                    32,100         809,241
  Haemonetics Corp.                                      8,000         406,160
* ICU Medical, Inc.                                      9,800         354,662
* IDEXX Laboratories, Inc.                               4,700         405,892
* Integra Lifesciences Holdings                         12,500         512,250
  Option Care, Inc.                                     21,200         299,768
* Pra Int'l.                                            14,600         361,934
* Psychiatric Solutions, Inc.                           17,700         586,401
* Serologicals Corp.                                    24,900         609,054
* Sybron Dental Specialties, Inc.                       24,800       1,022,752
* United Surgical Partners Int'l., Inc.                 23,400         828,594
                                                                   -------------
                                                                     8,764,586
                                                                   -------------
 INDUSTRIALS 18.7%
  Brady Corp. - Class A                                 10,000         374,600
  Clarcor, Inc.                                         13,500         480,600
* Cra Int'l., Inc.                                      16,300         802,938
  Curtiss-Wright Corp.                                   9,000         595,800
* Dionex Corp.                                           7,000         430,360
* Esco Technologies, Inc.                               15,800         800,270
  Forward Air Corp.                                      9,500         354,255
  G&K Services, Inc. - Class A                          15,100         642,354
  Heartland Express, Inc.                               32,500         708,175
  HEICO Corp.                                           13,100         356,713
  IDEX Corp.                                            18,500         965,145
* Moog, Inc. - Class A                                  24,800         880,152
  MSC Industrial Direct Co. - Class A                    8,400         453,768
* Portfolio Recovery Associates, Inc.                    8,600         402,738
  Teleflex, Inc.                                         6,000         429,780
  Toro Co.                                              15,000         716,250
* Waste Connections, Inc.                               23,900         951,459
* West Corp.                                            18,000         803,880
                                                                   -------------
                                                                    11,149,237
                                                                   -------------
 INFORMATION TECHNOLOGY 21.2%
* Aeroflex, Inc.                                        24,200         332,266
* Ansys, Inc.                                           15,000         812,250
* aQuantive, Inc.                                       17,000         400,180
* Avid Technology, Inc.                                 13,600         591,056
  Carpenter Technology Corp.                            12,000       1,134,240
  Cognex Corp.                                          24,000         711,360
* Diodes, Inc.                                          10,800         448,200
* Flir Systems, Inc.                                    18,300         519,903
* FormFactor, Inc.                                      13,200         519,024
* Hyperion Solutions Corp.                              14,000         456,400
* Kronos, Inc.                                          22,600         845,014
* Merge Technologies, Inc.                              29,600         472,712
* Micros Systems, Inc.                                  16,900         778,583
* Perot Systems Corp. - Class A                         28,400         441,904
  Plantronics, Inc.                                     20,000         708,600
* Power Integrations, Inc.                              16,400         406,392
* Progress Software Corp.                               21,400         622,526
* Semtech Corp.                                         34,000         608,260
* Tekelec                                               32,900         455,007
* Trimble Navigation Ltd.                               16,400         738,820
* WebSense, Inc.                                        22,000         606,760
                                                                   -------------
                                                                    12,609,457
                                                                   -------------
 MATERIALS 3.6%
  Aptargroup, Inc.                                      14,500         801,125
* Comstock Resources, Inc.                              24,400         724,436
  The Scotts Miracle-Gro Co.                            13,000         594,880
                                                                   -------------
                                                                     2,120,441
                                                                   -------------
 TELECOMMUNICATIONS SERVICES 0.9%
  Computer Programs & Systems, Inc.                     10,900         545,000
                                                                   -------------

 TOTAL COMMON STOCKS
   (Cost $44,642,510)                                               56,520,446
                                                                   -------------


--------------------------------------------------------------------------------
                                              Principal Amount          Value
                                                 (M = $1,000)         (Note 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 4.2%
Lasalle Bank
   4.6%, 04/05/06                                       1,000 M         999,489
UPS, Inc.
   4.57%, 04/03/06                                      1,500 M       1,499,619
                                                                   -------------
TOTAL CORPORATE SHORT-TERM NOTES
  (Cost $2,499,108)                                                   2,499,108
                                                                   -------------
TOTAL INVESTMENTS
  (Cost $47,141,618)**                                               59,019,554

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.7%                                                 391,307
                                                                   -------------
NET ASSETS                                                         $ 59,410,861
                                                                   =============

--------------------------------------------------------------------------------

*    Non-Income producing

** Cost for federal income tax purposes is substantially similar. At March 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $11,877,936 of which $12,476,701 related to appreciated securities and $598,765 related to depreciated securities.






See Notes to Financial Statements.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee subject to its review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust

      By                         /s/ THOMAS P. MALONE
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer
      Date   05/26/06
           -------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ CHRISTIAN W. THWAITES
                                 -------------------------
                                 Christian W. Thwaites
                                 President and Chief Executive Officer

      Date   05/26/06
           -------------

      By                         /s/ THOMAS P. MALONE
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date   05/26/06
           -------------